Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Related Party [Line Items]
Real estate agency				$ 1,800
Cost of revenues		$ 5,447,509	$ 915,662	6,144,926	$ 1,117,770
Commission expenses					61,400
Debt received for operational needs		326,000		880,000
Repayment to related party		381,000		825,000
Outstanding balance				55,000
Net revenue - related party		97,560	924,544	4,858,056	1,069,072
Acquired a property		915,662
Unrelated Parties [Member]
Schedule of Related Party [Line Items]
Purchase of properties				2,884,882
Haiyan Ma [Member]
Schedule of Related Party [Line Items]
Purchase of properties				1,425,930	1,056,370
Unrelated parties				2,940,544	1,069,072
Real estate agency				62,650
Home renovation				53,012
Costs and expenses				43,332
Related party transaction				1,420,000
Cost of revenues				1,425,930
Referral fee		28,440
Net revenue - related party			$ 924,544	2,940,544	1,069,072
Sold the property		924,544
Haiyan Ma [Member] | Cost of Revenues [Member]
Schedule of Related Party [Line Items]
Costs and expenses				5,930
Related Party [Member]
Schedule of Related Party [Line Items]
Purchase of properties				1,425,930
Outstanding balance				55,000
Net revenue - related party		97,560
Na Li [Member]
Schedule of Related Party [Line Items]
Unrelated parties				1,670,000
Home renovation				64,500
Costs and expenses				56,769
Subsequently sold				1,670,000
Real estate agency commission		126,000
Net revenue - related party		$ 97,560		1,670,000
Zhen Qin & Na Li [Member]
Schedule of Related Party [Line Items]
Real estate agency				50,000
Net revenue - related party				50,000
Minority Shareholders [Member]
Schedule of Related Party [Line Items]
Real estate agency				15,550
Zhen Qin [Member]
Schedule of Related Party [Line Items]
Debt received for operational needs	$ 530,000
Repayment to related party				475,000
Outstanding balance				55,000
Operational need	$ 530,000
Repaid				475,000
Outstanding balance of related party debt				$ 55,000